UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from
Issuance to September 30, 2025

Commission File Number	Registrant; State of Incorporation; Address; and Telephone Number	I.R.S. Employer Identification No
333-283456-01	NYSEG STORM FUNDING, LLC (Issuing Entity)	33-1914982
(Delaware)
162 Canco Rd. Portland, Maine 04103 (207) 629-1190

333-283456	NEW YORK STATE ELECTRIC AND GAS CORPORATION (Depositor and Sponsor)	15-0398550
(New York)
180 S. Clinton Avenue, 5th Floor Rochester, NY 14607 (207) 629-1190
Registered/reporting pursuant to (check one):

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Recovery Bonds, Series 2025-A, Tranche A-1			☒
Senior Secured Recovery Bonds, Series 2025-A, Tranche A-2			☒
Senior Secured Recovery Bonds, Series 2025-A, Tranche A-3			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes   ☒    No  ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.
The record date for distributions described in Exhibit 99.1 is November 1, 2025.
Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus dated February 4, 2025, of NYSEG Storm Funding, LLC (Issuing Entity) relating to the Senior Secured Recovery Bonds, Series 2025-A (Bonds) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on February 6, 2025.
As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the November 1, 2025 distribution date.
The following items have been omitted pursuant to General Instruction C of Form 10-D:
•Item 1A. Asset-Level Information.
•Item 1B. Asset Representations Reviewer and Investor Communication.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings
None.
Item 3. Sales of Securities and Use of Proceeds.
None.
The following items have been omitted pursuant to General Instruction C of Form 10-D:
•Item 4. Defaults Upon Senior Securities.
•Item 5. [Reserved]
•Item 6. Significant Obligors of Pool Assets.
•Item 7. Change in Sponsor Interest in the Securities.
•Item 8. Significant Enhancement Provider Information.
Item 9. Other Information.
None.

Item 10. Exhibits.
Exhibits filed herein are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

Exhibit Number	Exhibit Description

3.1
Certificate of Formation of NYSEG Storm Funding, LLC (filed with the Registration Statement on Form SF-1 of New York State Electric & Gas Corporation File Nos. 333-283456 and 333-283456-01) on November 26, 2024).

3.2	Limited Liability Company Agreement of NYSEG Storm Funding, LLC dated as of February 3, 2025 (incorporated by reference to Exhibit 3.2 to the Current Report on Form 8-K filed February 3, 2025).

4.1
Indenture, dated as of February 11, 2025, among NYSEG Storm Funding, LLC, U.S. Bank Trust Company, National Association, as Indenture Trustee, and U.S. Bank National Association, as Securities Intermediary (incorporated by reference to Exhibit 4.1 to the Current Report on Form 8-K filed February 11, 2025).

4.2
Series Supplement, dated as of February 11, 2025, among NYSEG Storm Funding, LLC. U.S. Bank Trust Company, National Association, as Indenture Trustee, and U.S. Bank National Association, as Securities Intermediary (incorporated by reference to Exhibit 4.2 to the Current Report on Form 8-K filed February 11, 2025).

10.1
Recovery Property Servicing Agreement, dated as of February 11, 2025, between NYSEG Storm Funding, LLC and New York State Electric & Gas Corporation, as Servicer (incorporated by reference to Exhibit 10.1 to the Current Report on Form 8-K filed February 11, 2025).

10.2
Recovery Property Purchase and Sale Agreement, dated as of February 11, 2025, between NYSEG Storm Funding, LLC and New York State Electric & Gas Corporation, as Seller (incorporated by reference to Exhibit 10.2 to the Current Report on Form 8-K filed February 11, 2025).

10.3
Administrative Agreement, dated as of February 11, 2025, between NYSEG Storm Funding, LLC and New York State Electric & Gas Corporation, as Administrator (incorporated by reference to Exhibit 10.3 to the Current Report on Form 8-K filed February 11, 2025).

99.1	Semi-annual Servicer’s Certificate relating to the Bonds, dated October 24, 2025.*

*	Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYSEG Storm Funding, LLC
(Issuing Entity)

Date:	November 13, 2025	By:	New York State Electric and Gas Corporation, as Servicer
/s/ Michael G. Panichi
Michael G. Panichi
Vice President and Treasurer